UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01533
SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2025
Date of reporting period:
June 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS

Selected International Fund
Class D / SLSDX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class D)	$44	0.81%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 16.77%, versus a 17.90% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+28%), Financials (+26%), and Utilities (+25%)
    Weakest performing sectors - Health Care (+7%), Consumer Discretionary (+7%), and Energy (+11%)
Detractors from Performance
  Significantly overweight in Consumer Discretionary - (average weighting 35% vs 11%)
    Meituan (-18%) and Trip.com Group (-14%) - two largest individual detractors
    Delivery Hero (-4%), Misto Holdings (-1%), and JD.com (-3%)
  Industrials - underperformed the Index sector (+7% vs +25%) and underweight (average weighting 12% vs 14%)
  China holdings - significantly underperformed the Index China exposure (flat vs +17%)
  Individual holdings
    KE Holdings (-2%) and Teck Resources (flat)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+12% vs +7%)
    Naspers (+40%), Prosus (+40%), and Entain (+46%)
  No exposure to Health Care, the weakest performing sector of the Index
  Communication Services - outperformed the Index sector (+52% vs +28%)
    Sea (+51%) and NetEase (+54%)
  Information Technology - outperformed the Index sector (+25% vs +14%) and underweight (average weighting 7% vs 13%)
    Samsung Electronics (+24%)
  Financials - outperformed the Index sector (+27% vs +26%) and overweight (average weighting 29% vs 24%)
    Danske Bank (+53%) - largest individual contributor
    AIA Group (+26%), Metro Bank Holdings (+54%), and Ping An Insurance (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Selected International Fund (Class D)	31.38%	5.64%	4.63%
MSCI ACWI ex USA	17.72%	10.12%	6.12%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$58.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$120.1
Top Sectors as of 06/30/25 Net Assets
Consumer Discretionary	33.56%
Financials	29.37%
Industrials	12.00%
Information Technology	7.36%
Communication Services	5.04%
How has the Fund changed?
At a meeting held on June 3, 2025, the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation between Selected International Fund (SIF) and Davis International Fund (DIF). As such, effective November 7, 2025, DIF Class Y is expected, through a tax-free exchange, to acquire all of the net assets of SIF Class D. The purpose of this transaction is to combine two funds managed by Davis Selected Advisers, L.P. with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions.
This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 6, 2025 at https://selectedfunds.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-243-1575 and slinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at selectedfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-243-1575.
SELECTED FUNDS

Selected International Fund
Class S / SLSSX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class S)	$57	1.06%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 16.70%, versus a 17.90% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+28%), Financials (+26%), and Utilities (+25%)
    Weakest performing sectors - Health Care (+7%), Consumer Discretionary (+7%), and Energy (+11%)
Detractors from Performance
  Significantly overweight in Consumer Discretionary - (average weighting 35% vs 11%)
    Meituan (-18%) and Trip.com Group (-14%) - two largest individual detractors
    Delivery Hero (-4%), Misto Holdings (-1%), and JD.com (-3%)
  Industrials - underperformed the Index sector (+7% vs +25%) and underweight (average weighting 12% vs 14%)
  China holdings - significantly underperformed the Index China exposure (flat vs +17%)
  Individual holdings
    KE Holdings (-2%) and Teck Resources (flat)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+12% vs +7%)
    Naspers (+40%), Prosus (+40%), and Entain (+46%)
  No exposure to Health Care, the weakest performing sector of the Index
  Communication Services - outperformed the Index sector (+52% vs +28%)
    Sea (+51%) and NetEase (+54%)
  Information Technology - outperformed the Index sector (+25% vs +14%) and underweight (average weighting 7% vs 13%)
    Samsung Electronics (+24%)
  Financials - outperformed the Index sector (+27% vs +26%) and overweight (average weighting 29% vs 24%)
    Danske Bank (+53%) - largest individual contributor
    AIA Group (+26%), Metro Bank Holdings (+54%), and Ping An Insurance (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Selected International Fund (Class S)	31.08%	5.38%	4.32%
MSCI ACWI ex USA	17.72%	10.12%	6.12%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$58.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$120.1
Top Sectors as of 06/30/25 Net Assets
Consumer Discretionary	33.56%
Financials	29.37%
Industrials	12.00%
Information Technology	7.36%
Communication Services	5.04%
How has the Fund changed?
At a meeting held on June 3, 2025, the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation between Selected International Fund (SIF) and Davis International Fund (DIF). As such, effective November 7, 2025, DIF Class A is expected, through a tax-free exchange, to acquire all of the net assets of SIF Class S. The purpose of this transaction is to combine two funds managed by Davis Selected Advisers, L.P. with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions.
This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 6, 2025 at https://selectedfunds.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-243-1575 and slinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at selectedfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-243-1575.
SELECTED FUNDS

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Selected Funds
Selected American Shares
Selected International Fund
June 30, 2025
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
Selecting Quality Companies for the Long Term

SELECTED FUNDS

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.88%)
COMMUNICATION SERVICES – (13.58%)
Media & Entertainment – (13.58%)
Alphabet Inc., Class A	367,331	$64,734,742
Angi Inc., Class A *	143,761	2,193,793
ASAC II L.P. *(a)(b)(c)	1,174,606	1,179,421
IAC Inc. *	273,790	10,223,319
Meta Platforms, Inc., Class A	228,092	168,352,424
Total Communication Services		246,683,699
CONSUMER DISCRETIONARY – (13.53%)
Consumer Discretionary Distribution & Retail – (7.29%)
Amazon.com, Inc. *	325,450	71,400,476
Coupang, Inc., Class A (South Korea) *	669,889	20,069,874
Naspers Ltd. - N (South Africa)	18,882	5,891,437
Prosus N.V., Class N (Netherlands)	625,752	35,108,746
		132,470,533
Consumer Services – (6.24%)
MGM Resorts International *	2,184,920	75,139,399
Restaurant Brands International Inc. (Canada)	296,100	19,628,469
Trip.com Group Ltd., ADR (China)	316,700	18,571,288
		113,339,156
Total Consumer Discretionary		245,809,689
CONSUMER STAPLES – (3.05%)
Food, Beverage & Tobacco – (3.05%)
Darling Ingredients Inc. *	241,340	9,156,440
Tyson Foods, Inc., Class A	827,880	46,311,607
Total Consumer Staples		55,468,047
ENERGY – (4.28%)
ConocoPhillips	162,790	14,608,775
Coterra Energy Inc.	844,590	21,435,694
Tourmaline Oil Corp. (Canada)	863,540	41,662,991
Total Energy		77,707,460
FINANCIALS – (31.70%)
Banks – (11.09%)
Danske Bank A/S (Denmark)	1,626,360	66,426,724
U.S. Bancorp	1,757,190	79,512,848
Wells Fargo & Co.	693,410	55,556,009
		201,495,581
Financial Services – (14.09%)
Consumer Finance – (9.08%)
Capital One Financial Corp.	775,285	164,949,636
Financial Services – (5.01%)
Berkshire Hathaway Inc., Class A *	125	91,100,000
		256,049,636
Insurance – (6.52%)
Life & Health Insurance – (2.42%)
AIA Group Ltd. (Hong Kong)	2,422,380	21,942,981
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	22,115,641
		44,058,622
Property & Casualty Insurance – (4.10%)
Chubb Ltd.	90,301	26,162,006
Markel Group Inc. *	24,158	48,252,223
		74,414,229
		118,472,851
Total Financials		576,018,068
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (14.59%)
Health Care Equipment & Services – (11.42%)
Cigna Group	48,650	$16,082,717
CVS Health Corp.	1,041,200	71,821,976
Humana Inc.	140,680	34,393,447
Quest Diagnostics Inc.	99,060	17,794,148
Solventum Corp. *	432,910	32,831,894
UnitedHealth Group Inc.	111,000	34,628,670
		207,552,852
Pharmaceuticals, Biotechnology & Life Sciences – (3.17%)
Viatris Inc.	6,440,150	57,510,539
Total Health Care		265,063,391
INDUSTRIALS – (3.81%)
Capital Goods – (2.50%)
AGCO Corp.	176,140	18,170,602
Orascom Construction PLC (United Arab Emirates)	346,251	2,164,002
Owens Corning	181,640	24,979,133
		45,313,737
Transportation – (1.31%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	23,837,275
Total Industrials		69,151,012
INFORMATION TECHNOLOGY – (12.32%)
Semiconductors & Semiconductor Equipment – (8.54%)
Applied Materials, Inc.	516,170	94,495,242
Texas Instruments Inc.	292,363	60,700,406
		155,195,648
Software & Services – (1.38%)
Microsoft Corp.	50,244	24,991,868
Technology Hardware & Equipment – (2.40%)
Samsung Electronics Co., Ltd. (South Korea)	987,120	43,652,029
Total Information Technology		223,839,545
MATERIALS – (2.02%)
Teck Resources Ltd., Class B (Canada)	911,070	36,789,007
Total Materials		36,789,007
TOTAL COMMON STOCK – (Identified cost $1,049,396,993)		1,796,529,918

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.01%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (d)	$6,881,000	$6,881,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (e)	11,535,000	11,535,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,416,000)		18,416,000
Total Investments – (99.89%) – (Identified cost $1,067,812,993)		1,814,945,918
Other Assets Less Liabilities – (0.11%)		2,018,721
Net Assets – (100.00%)		$1,816,964,639

ADR:	American Depositary Receipt

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
June 30, 2025 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 06/30/25, repurchase value of $6,881,839 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.00%, 02/01/32-07/20/64, total fair value $7,018,620).
(e)
Dated 06/30/25, repurchase value of $11,536,410 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $11,765,700).

See Notes to Financial Statements

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.43%)
COMMUNICATION SERVICES – (5.04%)
Media & Entertainment – (5.04%)
NetEase, Inc., ADR (China)	8,920	$1,200,454
Sea Limited, Class A, ADR (Singapore) *	10,820	1,730,551
Total Communication Services		2,931,005
CONSUMER DISCRETIONARY – (33.56%)
Consumer Discretionary Distribution & Retail – (14.83%)
Coupang, Inc., Class A (South Korea) *	23,070	691,177
JD.com, Inc., Class A, ADR (China)	19,725	643,824
Naspers Ltd. - N (South Africa)	12,564	3,920,137
Prosus N.V., Class N (Netherlands)	59,925	3,362,181
		8,617,319
Consumer Durables & Apparel – (0.77%)
Misto Holdings Corp. (South Korea)	16,948	447,820
Consumer Services – (17.96%)
Delivery Hero SE (Germany) *	32,710	887,822
Entain plc (United Kingdom)	234,779	2,907,883
Meituan, Class B (China) *	186,487	2,999,836
Restaurant Brands International Inc. (Canada)	16,500	1,093,785
Trip.com Group Ltd., ADR (China)	43,520	2,552,013
		10,441,339
Total Consumer Discretionary		19,506,478
ENERGY – (3.59%)
Tourmaline Oil Corp. (Canada)	43,310	2,089,566
Total Energy		2,089,566
FINANCIALS – (29.37%)
Banks – (12.09%)
Danske Bank A/S (Denmark)	146,652	5,989,825
Metro Bank Holdings PLC (United Kingdom) *	570,506	1,035,192
		7,025,017
Financial Services – (6.45%)
Capital Markets – (6.45%)
Julius Baer Group Ltd. (Switzerland)	41,760	2,832,783
Noah Holdings Ltd., Class A, ADS (China)	76,634	915,010
		3,747,793
Insurance – (10.83%)
Life & Health Insurance – (10.83%)
AIA Group Ltd. (Hong Kong)	310,940	2,816,631
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	545,130	3,479,738
		6,296,369
Total Financials		17,069,179
INDUSTRIALS – (12.00%)
Capital Goods – (3.73%)
ITOCHU Corp. (Japan)	41,400	2,167,911
Transportation – (8.27%)
DiDi Global Inc., Class A, ADS (China) *	557,630	2,732,387
Full Truck Alliance Co. Ltd., Class A, ADR (China)	175,710	2,075,135
		4,807,522
Total Industrials		6,975,433
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.36%)
Semiconductors & Semiconductor Equipment – (2.55%)
Tokyo Electron Ltd. (Japan)	7,730	$1,480,367
Technology Hardware & Equipment – (4.81%)
Samsung Electronics Co., Ltd. (South Korea)	63,220	2,795,690
Total Information Technology		4,276,057
MATERIALS – (4.13%)
Teck Resources Ltd., Class B (Canada)	38,810	1,567,148
Vale S.A., ADR (Brazil)	85,540	830,593
Total Materials		2,397,741
REAL ESTATE – (3.38%)
Real Estate Management & Development – (3.38%)
KE Holdings Inc., Class A, ADR (China)	110,610	1,962,221
Total Real Estate		1,962,221
TOTAL COMMON STOCK – (Identified cost $44,375,968)		57,207,680

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.95%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (a)	$206,000	$206,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (b)	346,000	346,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $552,000)		552,000
Total Investments – (99.38%) – (Identified cost $44,927,968)		57,759,680
Other Assets Less Liabilities – (0.62%)		360,351
Net Assets – (100.00%)		$58,120,031

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 06/30/25, repurchase value of $206,025 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 12/01/53, total fair value $210,120).
(b)	Dated 06/30/25, repurchase value of $346,042 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $352,920).
See Notes to Financial Statements

SELECTED FUNDS
Statements of Assets and Liabilities
At June 30, 2025 (Unaudited)

	Selected American Shares	Selected International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,814,945,918	$57,759,680
Cash	71,314	11,070
Cash - foreign currencies**	969,684	123,682
Receivables:
Capital stock sold	524,666	788
Dividends and interest	2,763,391	279,040
Prepaid expenses	31,439	21,470
Total assets	1,819,306,412	58,195,730

LIABILITIES:
Payables:
Capital stock redeemed	1,049,042	–
Accrued custodian fees	143,870	20,600
Accrued distribution service fees	96,602	1,387
Accrued investment advisory fees	864,224	27,950
Accrued tax service fees	7,562	6,912
Accrued transfer agent fees	155,033	8,598
Other accrued expenses	25,440	2,134
Due to Adviser	–	8,118
Total liabilities	2,341,773	75,699

NET ASSETS	$1,816,964,639	$58,120,031

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$59,633,381	$1,053,866

Additional paid-in capital	959,111,644	43,026,494

Distributable earnings	798,219,614	14,039,671
Net Assets	$1,816,964,639	$58,120,031

*Including:
Cost of investments	$1,067,812,993	$44,927,968
**Cost of cash - foreign currencies	969,523	123,621

CLASS S SHARES:
Net assets	$434,779,962	$4,589,739
Shares outstanding	11,449,756	335,021
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.97	$13.70

CLASS D SHARES:
Net assets	$1,382,184,677	$53,530,292
Shares outstanding	36,256,949	3,880,444
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$38.12	$13.79
See Notes to Financial Statements

SELECTED FUNDS
Statements of Operations
For the six months ended June 30, 2025 (Unaudited)

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$16,502,634	$846,615
Interest	459,054	7,905
Net securities lending fees	4,510	190
Foreign withholding tax refunds	–	10,501
Total income	16,966,198	865,211

Expenses:
Investment advisory fees (Note 3)	4,738,163	145,510
Custodian fees	190,653	26,961
Transfer agent fees:
Class S	239,915	12,080
Class D	320,023	16,751
Audit fees	39,159	–
Legal fees	22,655	4,965
Reports to shareholders	23,732	2,363
Tax service fees	6,006	9,306
Directors’ fees and expenses	64,880	3,868
Registration and filing fees	27,975	23,625
ReFlow liquidity program fees (Note 7)	56,902	–
Miscellaneous	37,255	4,049
Distribution service fees (Note 3):
Class S	522,903	5,564
Total expenses	6,290,221	255,042
Reimbursement/waiver of expenses by Adviser (Note 3):
Class S	–	(12,703)
Class D	–	(23,250)
Net expenses	6,290,221	219,089
Net investment income	10,675,977	646,122

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	109,481,041	629,512
In-kind redemptions (Note 7)	17,751,093	–
Foreign currency transactions	10,565	(644)
Net realized gain	127,242,699	628,868
Net increase in unrealized appreciation	51,828,983	7,169,722
Net realized and unrealized gain on investments and foreign currency transactions	179,071,682	7,798,590
Net increase in net assets resulting from operations	$189,747,659	$8,444,712

*Net of foreign taxes withheld of	$936,076	$103,934
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the six months ended June 30, 2025 (Unaudited)

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$10,675,977	$646,122

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	127,242,699	628,868

Net increase in unrealized appreciation on investments and foreign currency transactions	51,828,983	7,169,722
Net increase in net assets resulting from operations	189,747,659	8,444,712

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(38,663,702)	–
Class D	(122,811,713)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class S	(7,531,623)	(576,711)
Class D	54,299,652	(201,229)

Total increase in net assets	75,040,273	7,666,772

NET ASSETS:
Beginning of period	1,741,924,366	50,453,259
End of period	$1,816,964,639	$58,120,031
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2024

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$18,992,412	$1,268,794

Net realized gain from investments and foreign currency transactions	355,919,462	5,862,293

Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(80,166,232)	1,911,982
Net increase in net assets resulting from operations	294,745,642	9,043,069

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(80,490,333)	(236,712)
Class D	(240,585,968)	(2,570,483)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	5,704,046	(915,618)
Class D	87,317,348	(2,041,943)

Total increase in net assets	66,690,735	3,278,313

NET ASSETS:
Beginning of year	1,675,233,631	47,174,946
End of year	$1,741,924,366	$50,453,259
See Notes to Financial Statements

SELECTED FUNDS
Notes to Financial Statements
June 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”) and Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.
Selected International Fund’s investment objective is to achieve capital growth. The Fund principally invests in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization.
An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate.
Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assessed a 2% short-term trading fee on the proceeds of Fund shares that were redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Effective April 30, 2024, the short term trading fee for Selected International Fund was eliminated.
Eligible Class S shares can be converted to Class D shares upon request. Class D shares offer lower expenses for shareholders who have chosen not to use an intermediary, but instead invest directly with the Funds. These conversions are non-taxable events.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of June 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$245,504,278	$2,931,005
Consumer Discretionary	204,809,506	4,980,799
Consumer Staples	55,468,047	–
Energy	77,707,460	2,089,566
Financials	465,532,722	915,010
Health Care	265,063,391	–
Industrials	66,987,010	4,807,522
Information Technology	180,187,516	–
Materials	36,789,007	2,397,741
Real Estate	–	1,962,221
Total Level 1	1,598,048,937	20,083,864
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	41,000,183	14,525,679
Financials	110,485,346	16,154,169
Industrials	2,164,002	2,167,911
Information Technology	43,652,029	4,276,057
Short-Term Investments	18,416,000	552,000
Total Level 2	215,717,560	37,675,816
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,179,421	–
Total Level 3	1,179,421	–
Total Investments	$1,814,945,918	$57,759,680

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2025 was $58,495 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2025
Selected American Shares
Investments in Securities:
Common Stock	$1,120,926	$–	$–	$58,495	$–	$–	$–	$1,179,421
Total Level 3	$1,120,926	$–	$–	$58,495	$–	$–	$–	$1,179,421
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,179,421	Income Approach / Discounted Cash Flow	Annualized Yield	4.987%	Decrease
Total Level 3	$1,179,421
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2025, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At June 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$1,072,190,589	$46,688,154

Unrealized appreciation	842,847,601	14,638,616
Unrealized depreciation	(100,092,272)	(3,567,090)
Net unrealized appreciation	$742,755,329	$11,071,526
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, equalization, corporate actions, partnership income, Directors’ deferred compensation, net operating losses, deferred post-October losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
Operating Segments - The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the six months ended June 30, 2025 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$140,907,892	$3,215,493
Proceeds from sales	213,038,870	3,566,078

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 2 - PURCHASES AND SALES OF SECURITIES – (CONTINUED)
The proceeds from in-kind redemptions of investment securities during the six months ended June 30, 2025 was as follows:

Selected American Shares
Proceeds from in-kind redemptions	$19,089,670
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Selected International Fund
35%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2025 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%, and Class D shares, 0.80%). The Adviser is obligated to continue the expense cap through May 1, 2026. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser voluntarily waived 0.05% of the average net assets (5 basis points) of Selected International Fund Advisory fees for a 12-month period and temporarily waived fees and/or reimbursed Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.00%, and Class D shares, 0.75%) until January 31, 2025. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to Selected International Fund. During the six months ended June 30, 2025, such reimbursements for Class S and Class D of Selected International Fund amounted to $12,703 and $23,250, respectively.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fees paid to the Adviser for these services during the six months ended June 30, 2025 were $83,540 and $7,018 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.
Distribution Service Fees - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2025, Selected American Shares and Selected International Fund incurred distribution service fees totaling $522,903 and $5,564, respectively.
There are no distribution service fees for the Funds’ Class D shares.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2025, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

		Six months ended June 30, 2025 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Selected American Shares
Shares:	Class S	49,890	1,028,091	(1,236,966)	(158,985)
	Class D*	1,569,376	3,083,548	(3,155,656)	1,497,268
Value:	Class S	$1,907,889	$38,347,808	$(47,787,320)	$(7,531,623)
	Class D*	60,804,745	115,448,045	(121,953,138)	54,299,652
Selected International Fund
Shares:	Class S	25,912	–	(72,580)	(46,668)
	Class D	58,558	–	(71,010)	(12,452)
Value:	Class S	$319,535	$–	$(896,246)	$(576,711)
	Class D	697,922	–	(899,151)	(201,229)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).

		Year ended December 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Selected American Shares
Shares:	Class S	146,342	2,025,830	(1,944,584)	227,588
	Class D	619,502	5,661,067	(3,884,466)	2,396,103
Value:	Class S	$6,042,991	$79,762,902	$(80,101,847)	$5,704,046
	Class D	25,510,095	223,535,416	(161,728,163)	87,317,348
Selected International Fund
Shares:	Class S	58,756	18,898	(176,322)	(98,668)
	Class D	105,788	131,829	(431,225)	(193,608)
Value:	Class S	$750,229	$233,396	$(1,899,243)	$(915,618)
	Class D	1,375,947	1,637,324	(5,055,214)	(2,041,943)
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2025, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Selected American Shares amounted to $1,179,421 or 0.06% of the Fund’s net assets as of June 30, 2025. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2025
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.0000	$1.0041

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)
NOTE 7 - REFLOW LIQUIDITY PROGRAM
Selected American Shares may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event Selected American Shares uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing the Fund's net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the six months ended June 30, 2025 was as follows:

	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Selected American Shares	903,515	$34,683,856	508,920	$19,970,927	$17,751,093
NOTE 8 - SUBSEQUENT EVENT
Upcoming Fund Merger- On November 7, 2025, Davis International Fund is expected to acquire all of the net assets of Selected International Fund pursuant to an Agreement and Plan of Reorganization and Liquidation adopted by Davis New York Venture Fund, Inc., on behalf of its series, Davis International Fund, and Selected International Fund, Inc., on behalf of its series, Selected International Fund. The purpose of this transaction is to combine two funds managed by Davis Selected Advisers, L.P. with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions. The reorganization is expected to be accomplished by a tax-free exchange of shares of Class S and Class D shares, respectively, of Selected International Fund, into Class A and Class Y shares, respectively, of Davis International Fund at the close of business on November 7, 2025.

SELECTED FUNDS
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2025[e]	$37.47	$0.19	$3.97	$4.16
Year ended December 31, 2024	$38.22	$0.34	$6.49	$6.83
Year ended December 31, 2023	$31.31	$0.31	$9.55	$9.86
Year ended December 31, 2022	$42.34	$0.25	$(8.82)	$(8.57)
Year ended December 31, 2021	$40.41	$0.08	$7.16	$7.24
Year ended December 31, 2020	$37.22	$0.14	$4.17	$4.31
Selected American Shares Class D:
Six months ended June 30, 2025[e]	$37.60	$0.25	$4.00	$4.25
Year ended December 31, 2024	$38.32	$0.47	$6.52	$6.99
Year ended December 31, 2023	$31.38	$0.42	$9.58	$10.00
Year ended December 31, 2022	$42.45	$0.37	$(8.87)	$(8.50)
Year ended December 31, 2021	$40.50	$0.23	$7.18	$7.41
Year ended December 31, 2020	$37.29	$0.24	$4.20	$4.44
Selected International Fund Class S:
Six months ended June 30, 2025[e]	$11.74	$0.13	$1.83	$1.96
Year ended December 31, 2024	$10.28	$0.26	$1.85	$2.11
Year ended December 31, 2023	$10.07	$0.17	$0.20	$0.37
Year ended December 31, 2022	$11.52	$0.13	$(1.28)	$(1.15)
Year ended December 31, 2021	$14.92	$0.06	$(3.33)	$(3.27)
Year ended December 31, 2020	$12.56	$(0.03)	$2.64	$2.61
Selected International Fund Class D:
Six months ended June 30, 2025[e]	$11.81	$0.15	$1.83	$1.98
Year ended December 31, 2024	$10.34	$0.30	$1.85	$2.15
Year ended December 31, 2023	$10.13	$0.19	$0.21	$0.40
Year ended December 31, 2022	$11.58	$0.16	$(1.28)	$(1.12)
Year ended December 31, 2021	$15.00	$0.09	$(3.34)	$(3.25)
Year ended December 31, 2020	$12.62	$(0.01)	$2.66	$2.65

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.16)	$(3.50)	$–	$(3.66)	$37.97	11.29%	$435	0.97%[f]	0.97%[f]	1.00%[f]	8%
$(0.35)	$(7.23)	$–	$(7.58)	$37.47	17.73%	$435	0.98%	0.98%	0.82%	19%
$(0.33)	$(2.62)	$–	$(2.95)	$38.22	32.33%	$435	0.99%	0.99%	0.87%	9%
$(0.29)	$(2.17)	$–	$(2.46)	$31.31	(20.27)%	$382	0.99%	0.99%	0.72%	8%
$(0.07)	$(5.24)	$–	$(5.31)	$42.34	17.72%	$560	0.98%	0.98%	0.18%	20%
$(0.15)	$(0.97)	$–	$(1.12)	$40.41	11.61%	$553	0.98%	0.98%	0.39%	12%

$(0.23)	$(3.50)	$–	$(3.73)	$38.12	11.47%	$1,382	0.65%[f]	0.65%[f]	1.32%[f]	8%
$(0.48)	$(7.23)	$–	$(7.71)	$37.60	18.13%	$1,307	0.66%	0.66%	1.14%	19%
$(0.44)	$(2.62)	$–	$(3.06)	$38.32	32.76%	$1,240	0.67%	0.67%	1.19%	9%
$(0.40)	$(2.17)	$–	$(2.57)	$31.38	(20.04)%	$1,022	0.67%	0.67%	1.04%	8%
$(0.22)	$(5.24)	$–	$(5.46)	$42.45	18.10%	$1,422	0.67%	0.67%	0.49%	20%
$(0.26)	$(0.97)	$–	$(1.23)	$40.50	11.95%	$1,282	0.67%	0.67%	0.70%	12%

$–	$–	$–	$–	$13.70	16.70%	$5	1.63%[f]	1.06%[f]	2.21%[f]	6%
$(0.34)	$(0.31)	$–	$(0.65)	$11.74	20.19%	$4	1.70%	1.00%	2.35%	30%
$(0.16)	$–	$–	$(0.16)	$10.28	3.74%	$5	1.64%	1.05%	1.59%	9%
$(0.04)	$(0.26)	$–	$(0.30)	$10.07	(10.01)%	$5	1.70%	1.05%	1.32%	5%
$(0.13)	$–	$–	$(0.13)	$11.52	(21.94)%	$7	1.37%	1.05%	0.39%	22%
$(0.03)	$(0.22)	$–	$(0.25)	$14.92	20.77%	$14	1.44%	1.11%	(0.28)%	23%

$–	$–	$–	$–	$13.79	16.77%	$54	0.90%[f]	0.81%[f]	2.46%[f]	6%
$(0.37)	$(0.31)	$–	$(0.68)	$11.81	20.46%	$46	0.97%	0.75%	2.60%	30%
$(0.19)	$–	$–	$(0.19)	$10.34	4.00%	$42	0.97%	0.80%	1.84%	9%
$(0.07)	$(0.26)	$–	$(0.33)	$10.13	(9.74)%	$42	1.00%	0.80%	1.57%	5%
$(0.17)	$–	$–	$(0.17)	$11.58	(21.72)%	$53	0.90%	0.80%	0.64%	22%
$(0.05)	$(0.22)	$–	$(0.27)	$15.00	21.08%	$70	0.89%	0.87%	(0.04)%	23%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-
kind redemptions are excluded from the calculation.

e	Unaudited.
f	Annualized.
See Notes to Financial Statements

SELECTED FUNDS
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2025. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Selected American Shares and Selected International Fund (each individually a “Fund” or collectively the “Funds”), and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in the Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Selected Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Selected Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

SELECTED FUNDS
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Selected American Shares
The Independent Directors noted that Selected American Shares’ Class S shares underperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the one-, three-, five-, and ten-year time periods, and since Davis Advisors took over the daily management of the Fund on May 1, 1993, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class D shares outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, five-, and ten-year time periods, but underperformed both over the four-year time period, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s Class S shares performance versus both the S&P 500 and the Lipper Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 11 out of 28 rolling five-year time periods and outperformed the Lipper Large-Cap Value category in 16 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2024. The Fund outperformed both the S&P 500 and the Lipper Large-Cap Value category in 10 out of 23 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2024.

SELECTED FUNDS
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Selected American Shares − (Continued)
The Independent Directors considered Selected American Shares’ Class D shares’ contractual management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. They also considered Selected American Shares’ Class D shares’ actual management fee, which was reasonable and in line with the median of its expense universe, as determined by Broadridge. The Directors noted that Class D shares do not pay any 12b-1 fees.
Selected International Fund
Davis Advisors became the investment adviser to Selected Special Shares on May 1, 1993. Davis Advisors oversaw a sub- adviser from 1993 to May 31, 2001, at which point, Davis Advisors began active daily management of the Fund. On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from primarily investing in domestic equity securities to primarily investing in foreign equity securities. While the Independent Directors reviewed all time periods, these changes limit the relevance of long-term comparisons against the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”).
The Independent Directors noted that Selected International Fund’s Class S shares outperformed the MSCI ACWI ex USA over the one- and three-year time periods, but underperformed the MSCI ACWI ex USA over the five- and ten-year time periods, and since the investment strategy change on May 1, 2011, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional international large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class D shares outperformed both the Performance Universe Average and Lipper Index over the one-year time period, outperformed the Performance Universe Average but underperformed the Lipper Index over the two- and three-year time periods, and underperformed both over the four-, five-, and ten-year time periods, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s Class S shares performance versus both the MSCI ACWI ex USA and the Lipper International Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the MSCI ACWI ex USA in 16 out of 28 rolling five-year time periods and outperformed the Lipper International Large-Cap Value category in 13 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2024. The Fund outperformed both the MSCI ACWI ex USA and the Lipper International Large-Cap Value category in 9 out of 23 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2024.
The Independent Directors considered Selected International Fund’s Class D shares’ management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses of Class S and Class D shares through May 1, 2026, and that Class D shares do not pay any 12b-1 fees. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Selected American Shares and Selected International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Selected American Shares and Selected International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 20, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 20, 2025